Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
5.	Intangible Assets

	December 31, 2017	December 31, 2016
Software development:
Opening balance	$16	$39
Depreciation	(9)	(23)
Closing balance	$7	$16